Submission	May 08, 2026
Submission [Line Items]
Central Index Key	0001830487
Registrant Name	Pharvaris N.V.
Registration File Number	333-278650
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES